CONSOLIDATED BALANCE SHEETS ¥ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)
Current assets
Cash and cash equivalents		$ 91,746,000	¥ 594,312		¥ 929,829
Short-term deposits					4,000
Accounts receivable		$ 53,798,000	¥ 348,494		204,541
Amounts due from related parties		1,652,000	10,702		16,277
Prepayments and other current assets		51,008,000	330,420		¥ 189,424
Deferred tax assets		510,000	3,304
Total current assets		198,714,000	1,287,232		¥ 1,344,071
Non-current assets
Equity investments		14,559,000	94,308		26,801
Prepayments and other non-current assets		4,601,000	29,802		46,256
Available-for-sale securities		12,970,000	84,016		19,852
Property and equipment, net		2,612,000	16,917		15,901
Intangible assets, net		73,562,000	476,521		¥ 97,505
Deferred tax assets		157,000	1,020
Goodwill		9,291,000	60,189
Total non-current assets		117,752,000	762,773		¥ 206,315
Total assets		316,466,000	2,050,005		1,550,386
Current liabilities
Short-term bank loans (including short-term bank loans of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB20,000,000 and RMB110,000,000 as of December 31, 2014 and 2015, respectively)		16,981,000	110,000		20,000
Deferred revenue (including deferred revenue of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB41,411,000 and RMB68,044,000 as of December 31, 2014 and 2015, respectively)		11,041,000	71,524		41,411
Accounts payable (including accounts payable of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB163,072,000 and RMB127,367,000 as of December 31, 2014 and 2015, respectively)		32,731,000	212,023		182,663
Income tax payable (including income tax payable of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMBnil and RMB29,685,000 as of December 31, 2014 and 2015, respectively)		5,703,000	36,941		5,781
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB40,897,000 and RMB64,367,000 as of December 31, 2014 and 2015, respectively)		10,529,000	68,202		47,286
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities and VIE's subsidiaries without recourse to the Company of RMB10,000,000 and RMB14,000,000 as of December 31, 2014 and 2015, respectively)		2,161,000	14,000		18,706
Total current liabilities		79,146,000	512,690		315,847
Non-current liabilities
Deferred tax liabilities		10,047,000	65,083	[1]	¥ 27,005	[1]
Deferred government subsidies		1,502,000	9,730
Contingent deferred consideration		2,533,000	16,409
Total non-current liabilities		14,082,000	91,222		¥ 27,005
Total liabilities		$ 93,228,000	¥ 603,912		¥ 342,852
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized as of December 31, 2014 and 2015, 173,912,753 shares issued and outstanding as of December 31, 2014 , 185,912,753 shares issued and 181,218,545 shares outstanding as of December 31, 2015)		$ 17,000	¥ 112		¥ 107
Treasury stock (nil and 4,694,208 shares as of December 31, 2014 and 2015, respectively)		(1,425,000)	(9,232)
Additional paid-in capital		395,997,000	2,565,182		¥ 2,460,677
Statutory reserves		808,000	5,237		5,237
Accumulated deficit		(185,423,000)	(1,201,135)		(1,248,020)
Accumulated other comprehensive (loss)/income		10,136,000	65,662		(10,693)
Total iDreamSky Technology Limited shareholders' equity		220,110,000	1,425,826		1,207,308
Non-controlling interests		3,128,000	20,267		226
Total shareholders' equity		223,238,000	1,446,093		1,207,534
Total liabilities and shareholders' equity		$ 316,466,000	2,050,005		¥ 1,550,386
Series A convertible redeemable preferred shares [Member]
Mezzanine equity
Mezzanine equity			3,270
Series A-1 convertible redeemable preferred shares [Member]
Mezzanine equity
Mezzanine equity			51,452
Series B convertible redeemable preferred shares [Member]
Mezzanine equity
Mezzanine equity	[2]		578,156
Series B-1 convertible redeemable preferred shares [Member]
Mezzanine equity
Mezzanine equity			256,958
Series C convertible redeemable preferred shares [Member]
Mezzanine equity
Mezzanine equity			¥ 646,340

[1]	Shenzhen iDreamSky obtained the relevant approval from relevant tax bureau that it is exempt from CIT for two years, followed by a 50% reduction in the applicable tax rates for the next three years, commencing from the first year of profitable operation after offsetting tax losses generated from prior years. As a result, Shenzhen iDreamSky for 2013 and 2014 were zero, and therefore, no deferred tax assets for the accrued expense and others not currently deductible for tax purposes in relation to Shenzhen iDreamSky were recognized as at December 31, 2014. In 2015, the effective tax rate of Shenzhen iDreamSky was 12.5%, and therefore, the relevant deferred tax assets in relation to Shenzhen iDreamSky were recognized as at December 31, 2015.
[2]	The proceeds included the fair value allocated to warrants granted to Series B Preferred Shares Investors as of the issuance date.